Non-controlling interests - NCI Components (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Subsidiaries
Non-controlling interest	$ 32	$ 37	$ 40
Profit attributable to non-controlling interests	$ 3
Fideicomiso GFSSLPT, Banco Santander Mexico, S.A.
Subsidiaries
Non-controlling interest		23	27
Other subsidiaries
Subsidiaries
Non-controlling interest		$ 14	$ 13